The Millicom Group - A.1.4. Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 29, 2022
Disclosure of subsidiaries [line items]
Revenue	$ 5,804	$ 5,661	$ 5,624
Operating profit	1,342	826	915
Net (loss) for the year	268	(245)	129
Non-controlling interest in net (loss)	15	(163)	(48)
Total assets (excluding goodwill)	13,737	14,516
Total liabilities	10,163	11,071
Non-controlling interests	(54)	(84)
Net cash from operating activities	1,603	1,223	1,284
Net cash from (used in) investing activities	(604)	(1,116)	(1,104)
Net cash from (used in) financing activities	(1,066)	(377)	(1)
Exchange impact on cash and cash equivalents, net	(8)	6	(11)
Net increase (decrease) in cash and cash equivalents	(76)	(264)	168
Telecomunicaciones Digitales, S.A.
Disclosure of subsidiaries [line items]
Percentage of controlling interest acquired				20.00%
Colombia
Disclosure of subsidiaries [line items]
Revenue	1,380	1,313	1,335
Total operating expenses	(496)	(501)	(492)
Operating profit	283	60	64
Net (loss) for the year	$ 30	(326)	(104)
Proportion of voting rights held by non-controlling interests	50.00%
Non-controlling interest in net (loss)	$ 15	(163)	(52)
Total assets (excluding goodwill)	2,089	2,470	1,942
Total liabilities	2,177	2,605	1,890
Net assets	(87)	(135)	52
Non-controlling interests	(55)	(85)	28
Dividends and advances paid to non-controlling interest	0	0	(2)
Net cash from operating activities	297	270	250
Net cash from (used in) investing activities	(175)	(214)	(289)
Net cash from (used in) financing activities	(119)	(54)	(133)
Exchange impact on cash and cash equivalents, net	(7)	2	(5)
Net increase (decrease) in cash and cash equivalents	$ (3)	5	(178)
Panama
Disclosure of subsidiaries [line items]
Revenue			651
Total operating expenses			(207)
Operating profit			106
Net (loss) for the year			29
Proportion of voting rights held by non-controlling interests	20.00%
Non-controlling interest in net (loss)			4
Total assets (excluding goodwill)			1,719
Total liabilities			1,318
Net assets			401
Net cash from operating activities			148
Net cash from (used in) investing activities			(117)
Net cash from (used in) financing activities			(93)
Net increase (decrease) in cash and cash equivalents			(63)
Before Consolidation Adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (44)	(68)	26
Before Consolidation Adjustments | Panama
Disclosure of subsidiaries [line items]
Non-controlling interests			0
Consolidation adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (11)	$ (17)	$ 2